CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues	$ 303,016	$ 444,296	$ 916,391
Cost of revenues
Cost of services	(58,570)	(174,599)	(687,184)
Gross profit	244,446	269,697	229,207
Operating (expenses) income
Selling expenses	(69,532)	(91,250)	(229,817)
General and administrative expenses (including related party amounts of US$897, US$501 and US$685 for the years ended December 31, 2016, 2017 and 2018, respectively)	(138,386)	(135,688)	(151,251)
Other income (loss)	3,275	(567)	415
Operating income (loss)	39,803	42,192	(151,446)
Foreign exchange (loss) gain	(598)	15	(1,882)
Interest income	10,302	11,322	11,367
Interest expense	(21,174)	(16,153)	(20,791)
Change in fair value of securities	(167,402)	518	0
Realized gain on sale of available-for-sale securities (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale securities of US$10,583, US$2,736 and US$1,493 for the years ended December 31, 2016, 2017 and 2018, respectively)	1,493	2,736	10,583
Government grants	1,435	3,154	6,469
Investment income, net	6,816	6,692	3,281
Other non-operating loss	(30)	(4,562)	0
Impairment on investments	0	(2,768)	(2,232)
Income (loss) before income taxes and noncontrolling interests	(129,355)	43,146	(144,651)
Income tax (expense) benefits	14,446	(21,442)	(24,984)
Net income (loss)	(114,909)	21,704	(169,635)
Net income (loss) attributable to noncontrolling interests	2	(3)	0
Net income (loss) attributable to Fang Holdings Limited's shareholders	(114,911)	21,707	(169,635)
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	(46,648)	56,571	(60,732)
Amounts reclassified from accumulated other comprehensive income	(1,493)	(2,736)	(10,583)
Unrealized gain on available-for-sale securities	1,493	212,838	7,326
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	(3,034)	1,872	(6,996)
Other comprehensive income (loss), before tax	(49,682)	268,545	(70,985)
Income tax expense related to components of other comprehensive income	0	(49,566)	0
Other comprehensive income (loss), net of tax	(49,682)	218,979	(70,985)
Comprehensive income (loss)	(164,591)	240,683	(240,620)
Comprehensive income (loss) attributable to noncontrolling interests	2	(3)	0
Comprehensive income (loss) attributable to Fang Holdings Limited's shareholders	$ (164,593)	$ 240,686	$ (240,620)
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	$ (1.29)	$ 0.25	$ (1.81)
Diluted	$ (1.29)	$ 0.24	$ (1.81)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	88,749,432	88,475,665	93,605,749
Diluted	88,749,432	91,585,677	93,605,749
E-commerce services [Member]
Revenues
Revenues	$ 15,384	$ 87,809	$ 577,684
Marketing services [Member]
Revenues
Revenues	119,680	149,267	165,437
Listing services [Member]
Revenues
Revenues	113,534	165,374	118,109
Financial services [Member]
Revenues
Revenues	18,060	12,055	29,602
Value-added services [Member]
Revenues
Revenues	$ 36,358	$ 29,791	$ 25,559